Expense Example, No Redemption ((Dow Jones Target Date Funds - Retail), USD $)	0 Months Ended
Jul. 01, 2011
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 177
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	986
Expense Example, No Redemption, 10 Years	1,862
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	986
Expense Example, No Redemption, 10 Years	2,150
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	567
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	1,843
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	567
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	2,132
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	570
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	1,854
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	570
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	2,143
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	575
Expense Example, No Redemption, 5 Years	994
Expense Example, No Redemption, 10 Years	1,875
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	575
Expense Example, No Redemption, 5 Years	994
Expense Example, No Redemption, 10 Years	2,163
(Wells Fargo Advantage Dow Jones Target Today Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	568
Expense Example, No Redemption, 5 Years	988
Expense Example, No Redemption, 10 Years	1,869
(Wells Fargo Advantage Dow Jones Target Today Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	568
Expense Example, No Redemption, 5 Years	988
Expense Example, No Redemption, 10 Years	$ 2,158